Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gain/(Loss) on the Oil and Gas Derivative Instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

	Six months ended June 30,
	2026	2025
Realized gain on FLNG Hilli’s oil derivative instrument	30,205	21,249
Realized gain on FLNG Hilli’s gas derivative instrument	16,837	16,198
Realized gain on oil and gas derivative instruments	47,042	37,447

Unrealized gain/(loss) on FLNG Hilli’s oil derivative instrument (note 11)	2,983	(39,450)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 11)	(7,608)	(20,367)
Unrealized loss on oil and gas derivative instruments	(4,625)	(59,817)

Realized and unrealized gain/(loss) on oil and gas derivative instruments	42,417	(22,370)